Form N-1A Cover	Oct. 27, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Lazard Active ETF Trust
Entity Central Index Key	0002051630
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 27, 2025
Prospectus Date	Apr. 07, 2025